Share capital (Tables)	3 Months Ended
Mar. 31, 2019
Disclosure of classes of share capital [abstract]
Weighted average exercise price, and the weighted average remaining contractual life

Options
		outstanding	Weighted
		Weighted	average
		average	remaining
		exercise	contractual
	Number	Price	life (in years)
Outstanding, December 31, 2018	5,740,000	$1.76	6.37
Expired	–	–
Cancelled	–	–	–
Granted	–	–
Outstanding, March 31, 2019	5,740,000	$1.76	6.13
Options exercisable	5,740,000	$1.76	6.13

Stock and stock option-based compensation expense

	Three months
	ended March 31,
Employee expense	2019	2018
Stock and stock option compensation granted in
2015	677,434	1,006,805
2018	13,038	–
Total stock-based compensation expense recognized	$690,472	$1,006,805

Stock-based compensation expense

	Three months
	ended March 31,
	2019	2018
Stock-based compensation pertaining to general and administrative expenses	$338,717	$503,402
Stock-based compensation pertaining to research and development expenses	351,755	503,403
Total	$690,472	$1,006,805